Business Combinations (Details) $ in Millions			12 Months Ended
	Oct. 01, 2019 USD ($)	Jul. 01, 2019 USD ($)	Dec. 31, 2019 USD ($) business	Dec. 31, 2018 USD ($) business
Business Acquisition and Divestitures [Line Items]
Businesses Acquisition, number completed during period | business			0	0
Branches Divested | business				52
Deposit Divested				$ 2,000
Pending Acquisition [Member]
Business Acquisition and Divestitures [Line Items]
Businesses Acquisition, number completed during period | business			0
Institutional Retirement & Trust Business (IRT) [Member]
Business Acquisition and Divestitures [Line Items]
Disposal Date		Jul. 01, 2019
Gain (Loss) on Disposition of Business		$ 1,100
Maximum Duration Of Contract To Administer Client Assets		24 months
Amount of client assets transitioned to the buyer			$ 0
Carrying Amount Of Assets Under Management			21,000
Carrying Amount Of Assets Under Administration			$ 915,000
Eastdil Secured [Member]
Business Acquisition and Divestitures [Line Items]
Disposal Date	Oct. 01, 2019
Gain (Loss) on Disposition of Business	$ 362